Schedule of Operating Lease Liability (Details) - USD ($)	9 Months Ended	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2023	Dec. 31, 2022
Leases
Initial recognition as of April 8, 2022	$ 470,708	$ 482,655
Add: Finance cost	22,703	30,397
Less: Repayment of lease liabilities	(10,722)	(24,035)	$ (10,722)
Foreign exchange translation loss	(34)	(18,881)
Add: Additions		20,055
Remeasurement		(6,087)
Initial recognition as of April 8, 2022	$ 482,655	$ 484,104	$ 482,655